SCHEDULE OF INFORMATION ON LONG LIVED ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Property, plant and equipment and ROU assets	$ 124,770	$ 219,769	$ 252,585	$ 230,557
ISRAEL
Property, plant and equipment and ROU assets	118,165	207,779	238,982	197,563
UNITED STATES
Property, plant and equipment and ROU assets	$ 6,605	$ 11,990	$ 13,603	$ 32,994